Organization, Operations and Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2015
Notes
Organization, Operations and Summary of Significant Accounting Policies

NOTE 1 - ORGANIZATION, OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

AS-IP Tech, Inc. (“AS-IP”, the "Company") formerly ASI Entertainment, Inc., was incorporated in the State of Delaware on April 29, 1998. AS-IP owns the intellectual property in the SafeCell product.

Basis of Presentation

The financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America.  The financial statements are expressed in United States dollars.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying consolidated financial statements, the Company has a limited operating history and limited funds and has an accumulated deficit of $9,094,959 at June 30, 2015. These factors, among others, may indicate that the Company will be unable to continue as a going concern.

The Company may raise additional capital through the sale of its equity securities, through an offering of debt securities, or through borrowings from financial institutions. The Company expects to generate revenue in the future from license and royalty fees from its SafeCell technology. Management believes that actions presently being taken to obtain additional funding provide the opportunity for the Company to continue as a going concern.

The financial statements do not include any adjustments relating to the recoverability and classification of assets and/or liabilities that might be necessary should the Company be unable to continue as a going concern. The continuation as a going concern is dependent upon the ability of the Company to meet our obligations on a timely basis, and, ultimately to attain profitability.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less as cash equivalents. At certain times, cash in bank may exceed the amount covered by FDIC insurance. At June 30, 2015 and 2014 there were deposit balances in a United States bank of $222 and $12,348 respectively.

Income tax

The Company accounts for income taxes under FASB ASC 740 "Income Taxes". Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

At June 30, 2015 the Company had net operating loss carryforwards of $8,991,319 which begin to expire in 2019. The deferred tax asset created by the U.S. net operating losses has been offset by a 100% valuation allowance of $2,015,351 in 2015, compared to an allowance of $1,997,351 in 2014. The change in the valuation allowance for U.S. tax purposes in 2015 and 2014 was $18,000 and $67,310, respectively.

Stock-based compensation

The Company records stock based compensation in accordance with the guidance in ASC Topic 718 which requires the Company to recognize expenses related to the fair value of its employee stock option awards. This eliminates accounting for share-based compensation transactions using the intrinsic value and requires instead that such transactions be accounted for using a fair-value-based method. The Company recognizes the cost of all share-based awards on a graded vesting basis over the vesting period of the award.

ASC 505, "Compensation-Stock Compensation", establishes standards for the accounting for transactions in which an entity exchanges its equity instruments to non-employees for goods or services. Under this transition method, stock compensation expense includes compensation expense for all stock-based compensation awards granted on or after January 1, 2006, based on the grant-date fair value estimated in accordance with the provisions of ASC 505.

Per Share Data

Net loss per common share is computed by dividing net loss by the weighted average common shares outstanding during the period as defined by Financial Accounting Standards, ASC Topic 260, "Earnings per Share". Basic earnings per common share ("EPS") calculations are determined by dividing net income by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per common share calculations are determined by dividing net income by the weighted average number of common shares and dilutive common share equivalents outstanding. During periods when common stock equivalents, if any, are anti-dilutive they are not considered in the computation.

Revenue recognition

The Company applies paragraph 605-10-S99-1 of the FASB Accounting Standards Codification for revenue recognition. The Company recognizes revenue when it is realized or realizable and earned less estimated future doubtful accounts. The Company considers revenue realized or realizable and earned when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the product has been shipped or the services have been rendered to the customer, (iii) the sales price is fixed or determinable, and (iv) collectability is reasonably assured.

Revenue is recognized on an accrual basis as earned under contract or license agreements. License fees are taken up in the period they become due. Revenue from ongoing license fees is recognized on an accrual basis in the period it is earned and invoiced.

Financial instruments

The Company has adopted the provisions of ASC Topic 820, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

Level one - Quoted market prices in active markets for identical assets or liabilities;

Level two - Inputs other than level one inputs that are either directly or indirectly observable; and

Level three - Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

All of the Company’s financial instruments are level one and are carried at market value, requiring no adjustment to book value. The financial instruments were deemed to qualify as that classification because their value was determined by the price of identical instruments traded on an active exchange.

Products and services, and geographic areas

Company sales will be derived from license and management fees from the Company's technology. The technology is being marketed internationally under license agreements.  To date, the Company has received license fees from North America, Asia and Australia.

Stock Options

The Company has no outstanding stock options.

Recent Accounting Pronouncements

The company has evaluated the recent accounting pronouncements through ASU 2013-09 and believes that none of them have a material effect on the Company’s financial statements.

Long-Lived Assets

In accordance with ASC 360, Property Plant and Equipment the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value.

Goodwill, Trademarks and Other Intangible Assets

In accordance with SFAS No. 142, ‘‘Goodwill and Other Intangible Assets,’’ we classify intangible assets into three categories: (1) intangible assets with definite lives subject to amortization; (2) intangible assets with indefinite lives not subject to amortization; and (3) goodwill. For intangible assets with definite lives, tests for impairment must be performed if conditions exist that indicate the carrying value may not be recoverable. For intangible assets with indefinite lives and goodwill, tests for impairment must be performed at least annually or more frequently if events or circumstances indicate that assets might be impaired.

When facts and circumstances indicate that the carrying value of intangible assets determined to have definite lives may not be recoverable, management assesses the recoverability of the carrying value by preparing estimates of future cash flows. If the sum of the expected future cash flows is less than the carrying amount, we recognize an impairment loss. The impairment loss recognized is the amount by which the carrying amount exceeds the fair value. We test intangible assets determined to have indefinite useful lives, including trademarks, franchise rights and goodwill, for impairment annually, or more frequently if events or circumstances indicate that assets might be impaired.

Intangible Assets

In the year ended June 30, 2012, the Company took up Intangible Assets of $4,614 which represented part of the cost of obtaining the patent for the Company’s SafeCell technology in China.  The Company did not made any adjustment to the balance in the year ended June 30, 2014 but has written off the full amount in the year ended June 30, 2015.

License Agreements

The Company has the following marketing arrangements in place:

a. ASiQ Ltd, a Corporation with similar management and ownership to AS-IP,  for the global marketing and implementation of SafeCell.

Material terms:

i.   Date of agreement - May 29, 2008

ii.  Term - ongoing

iii. License fee - ASiQ will pay the Company a license fee of 10% of the revenue generated by SafeCell and received by ASiQ.

iv.  As required by the Company, ASiQ will develop, manufacture and market SafeCell to the airline industry.

v.   ASiQ will secure the services of Ron Chapman to assist in any product development and marketing.

vi.   Should ASiQ develop other applications for the SafeCell concept outside the aviation industry, ASiQ and the Company will enter into separate agreements setting out the basis on which ASiQ can use the SafeCell concept as set out in the International PCT application, such agreement will include license and royalty payments payable under the agreement.

vii. The agreement was originally non exclusive but subsequently changed to exclusive

b. Under a Heads of Agreement dated February 11, 2013, subsequently formalized in an Agreement dated March 25, 2013, it was agreed:

i)  The Company’s wholly owned subsidiary, AS-IP Finance Inc. (“AS-IP”) will manage the billing and credit card collections for the North American telecommunication services designated BizjetMobile and iJetCell on behalf of ASiQ.

ii) AS-IP will receive an administration fee of 5% of the net proceeds from the BizjetCell and iJetCell services, in addition to the 10% royalty the Company was currently entitled to receive.

This Agreement lapsed effective September 25, 2014, as ASiQ no longer requires the Company to manage the billings for its North American operations, following establishment of its own US subsidiary.